Financial Instruments and Derivatives	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial Instruments and Derivatives
FINANCIAL INSTRUMENTS AND DERIVATIVES
The Company's financial assets and liabilities are comprised of cash, accounts receivable, long-term investments, reclamation fund, derivative assets and liabilities, accounts payable and accrued liabilities, dividends payable and long-term debt.
Crescent Point's derivative assets and liabilities are transacted in active markets. Crescent Point's long-term investments are transacted in active and non-active markets. The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:

•	Level 1 - Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.

•
Level 2 - Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.

•	Level 3 - Values are based on prices or valuation techniques that are not based on observable market data.
Accordingly, Crescent Point's derivative assets and liabilities are classified as Level 2. Long-term investments are classified as Level 1, Level 2 or Level 3 depending on the valuation methods and inputs used and whether the applicable company is publicly traded or private. Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.
Crescent Point's valuation of the investment in a private company is based primarily on an estimate of the net asset value of the relevant company's common shares. The Company's finance department is responsible for performing the valuation of financial instruments, including the calculation of Level 3 fair values. Refer to Note 5 - "Long-term Investments" for changes in the Company's Level 3 investments.
Discussions of the fair values and risks associated with financial assets and liabilities, as well as summarized information related to derivative positions are detailed below:
a) Carrying Amount and Fair Value of Financial Instruments
The fair value of cash, accounts receivable, reclamation fund, accounts payable and accrued liabilities and dividends payable approximate their carrying amount due to the short-term nature of those instruments. The fair value of the amounts drawn on bank credit facilities is equal to its carrying amount as the facilities bear interest at floating rates and credit spreads that are indicative of market rates. These financial instruments are classified as financial assets and liabilities at amortized cost and are reported at amortized cost.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2017:

	2017 Carrying Value	2017 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	282.7	282.7	—	282.7	—
Long-term investments (1)	72.6	72.6	65.1	—	7.5
	355.3	355.3	65.1	282.7	7.5
Financial liabilities
Derivatives	123.9	123.9	—	123.9	—
Senior guaranteed notes (2)	1,932.0	1,951.3	—	1,951.3	—
	2,055.9	2,075.2	—	2,075.2	—

(1)	Long-term investments are comprised of equity securities in public and private oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2016:

	2016 Carrying Value	2016 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	389.4	389.4	—	389.4	—
Long-term investments (1)	35.8	35.8	28.3	7.5	—
	425.2	425.2	28.3	396.9	—
Financial liabilities
Derivatives	67.7	67.7	—	67.7	—
Senior guaranteed notes (2)	2,148.6	2,119.2	—	2,119.2	—
	2,216.3	2,186.9	—	2,186.9	—

(1)	Long-term investments are comprised of equity securities in public and private oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

Derivative assets and liabilities
Derivative assets and liabilities arise from the use of derivative contracts. The Company's derivative financial instruments are classified as fair value through profit or loss and are reported at fair value with changes in fair value recorded in net income.
The following table summarizes the fair value as at December 31, 2017 and the change in fair value for the year ended December 31, 2017:

($ millions)	Commodity contracts (1)	Interest contracts	CCS contracts	Foreign exchange contracts	Total
Derivative assets / (liabilities), beginning of year	(60.6)	2.1	373.3	6.9	321.7
Unrealized change in fair value	6.1	7.4	(175.3)	(1.8)	(163.6)
Foreign exchange	0.7	—	—	—	0.7
Derivative assets / (liabilities), end of year	(53.8)	9.5	198.0	5.1	158.8

Derivative assets, end of year	23.2	9.5	244.9	5.1	282.7
Derivative liabilities, end of year	(77.0)	—	(46.9)	—	(123.9)

(1)	Includes oil, gas and power contracts.
The following table summarizes the fair value as at December 31, 2016 and the change in fair value for the year ended December 31, 2016:

($ millions)	Commodity contracts (1)	Interest contracts	CCS contracts	Foreign exchange contracts	Total
Derivative assets / (liabilities), beginning of year	527.3	(0.4)	493.7	7.9	1,028.5
Unrealized change in fair value	(587.9)	2.5	(120.4)	(1.0)	(706.8)
Derivative assets / (liabilities), end of year	(60.6)	2.1	373.3	6.9	321.7

Derivative assets, end of year	6.1	2.9	373.5	6.9	389.4
Derivative liabilities, end of year	(66.7)	(0.8)	(0.2)	—	(67.7)

(1)	Includes oil, gas and power contracts.
Offsetting Financial Assets and Liabilities
Financial assets and liabilities are only offset if the Company has the legal right to offset and intends to settle on a net basis or settle the asset and liability simultaneously. The Company offsets derivative assets and liabilities when the counterparty, commodity, currency and timing of settlement are the same. The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2017 and December 31, 2016:

	2017			2016
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	283.5	(124.7)	158.8	400.7	(79.0)	321.7
Amount offset	(0.8)	0.8	—	(11.3)	11.3	—
Net amount	282.7	(123.9)	158.8	389.4	(67.7)	321.7

b)	Risks Associated with Financial Assets and Liabilities
The Company is exposed to financial risks from its financial assets and liabilities. The financial risks include market risk relating to commodity prices, interest rates and foreign exchange rates as well as credit and liquidity risk.
Market Risk
Market risk is the risk that the fair value or future cash flows of a derivative will fluctuate because of changes in market prices. Market risk is comprised of commodity price risk, interest rate risk and foreign exchange risk as discussed below.
Commodity Price Risk
The Company is exposed to commodity price risk on crude oil and natural gas revenues as well as power on electricity consumption. As a means to mitigate the exposure to commodity price volatility, the Company has entered into various derivative agreements and physical contracts. The use of derivative instruments is governed under formal policies and is subject to limits established by the Board of Directors.
Crude oil - To partially mitigate exposure to crude oil commodity price risk, the Company enters into option contracts and swaps to manage the Cdn$ WTI price fluctuations. The Company also enters physical delivery and derivative WTI price differential contracts which manage the spread between US$ WTI and various stream prices. The Company manages physical delivery contracts on a month-to-month spot and on a term contract basis. As at December 31, 2017, Crescent Point had committed, on a term contract basis, to deliver an average of approximately 13,600 bbl/d of liquids for calendar 2018, 8,600 bbl/d of liquids for calendar 2019, 5,000 bbl/d of crude oil for calendar 2020 and 2021 and 2,000 bbl/d of crude oil for calendar 2022 to 2028.
Natural gas - To partially mitigate exposure to natural gas commodity price risk, the Company enters into AECO natural gas swaps, which manage the AECO natural gas price fluctuations.
Power - To partially mitigate exposure to electricity price changes, the Company enters into swaps or fixed price physical delivery contracts which fix the power price.
The following table summarizes the sensitivity of the fair value of the Company's derivative positions as at December 31, 2017 and December 31, 2016 to fluctuations in commodity prices or differentials, with all other variables held constant. When assessing the potential impact of these commodity price or differential changes, the Company believes a 10 percent near-term volatility is a reasonable measure. Fluctuations in commodity prices or differentials potentially would have resulted in unrealized gains (losses) impacting income before tax as follows:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2017		Year ended December 31, 2016
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil	(150.9)	139.4	(120.1)	113.9
Natural gas	(2.9)	2.9	(9.6)	9.6
Power	—	—	0.1	(0.1)
Differential
Crude oil	—	—	0.3	(0.3)

Interest Rate Risk
The Company is exposed to interest rate risk on bank credit facilities to the extent of changes in market interest rates. Based on the Company's floating rate debt position as at December 31, 2017, a 1% increase or decrease in the interest rate on floating rate debt would amount to an annualized impact on income before tax of $17.8 million (December 31, 2016 - $12.7 million).
The Company partially mitigates its exposure to interest rate changes by entering into interest rate swap transactions. The following sensitivities show the resulting unrealized gains (losses) and the impact on income before tax of the respective changes in the applicable forward interest rates as at December 31, 2017 and December 31, 2016 with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2017		Year ended December 31, 2016
Forward interest rates	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Interest rate swaps	1.9	(1.9)	1.5	(1.5)

Foreign Exchange Risk
Foreign exchange risk arises from changes in foreign exchange rates that may affect the fair value or future cash flows of the Company's financial assets or liabilities. As the Company operates in Canada and the United States, fluctuations in the exchange rate between the US/Canadian dollars can have a significant effect on reported results. The Company is exposed to foreign exchange risk in relation to its US dollar denominated long-term debt, investment in U.S. subsidiaries and in relation to its crude oil sales. Crescent Point entered into various CCS and foreign exchange swaps to hedge its foreign exchange exposure on its US dollar denominated long-term debt.
The Company can partially mitigate its exposure to foreign exchange rate changes by entering into US dollar swaps. To partially mitigate the foreign exchange risk relating to crude oil sales, the Company has fixed crude oil contracts to settle in Cdn$ WTI.
The following sensitivities show the resulting unrealized gains (losses) and the impact on income before tax of the respective changes in the period end and applicable forward foreign exchange rates at December 31, 2017 and December 31, 2016 with all other variables held constant:

		Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Exchange Rate	Year ended December 31, 2017		Year ended December 31, 2016
Cdn$ relative to US$		Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	390.1	(390.1)	357.0	(357.0)
Cross currency swaps	Forward	(402.5)	402.5	(375.3)	375.3
Foreign exchange swaps	Forward	(3.7)	3.7	(5.9)	5.9

Credit Risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. A substantial portion of the Company's accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks. The Company monitors the creditworthiness and concentration of credit with customers of its physical oil and gas sales. To mitigate credit risk associated with its physical sales portfolio, Crescent Point obtains financial assurances such as parental guarantees, letters of credit and third party credit insurance. Including these assurances, approximately 95% of the Company's oil and gas sales are with entities considered investment grade.
The Company is authorized to transact derivative contracts with counterparties rated A (or equivalent) or better, based on the lowest rating of the three ratings providers. Should one of the Company's financial counterparties be downgraded below the A rating limit, the Chief Financial Officer will advise the Audit Committee and provide recommendations to minimize the Company's credit risk to that counterparty. The maximum credit exposure associated with accounts receivable is the total carrying amount and the maximum exposure associated with the derivative instruments approximates their fair value.
At December 31, 2017, approximately 4 percent (December 31, 2016 - 3 percent) of the Company's accounts receivable balance was outstanding for more than 90 days and the Company considers the entire balance to be collectible.
Liquidity Risk
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2017 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	613.3	—	—	—	613.3
Dividends payable	16.8	—	—	—	16.8
Derivative liabilities (1)	55.6	2.5	—	—	58.1
Senior guaranteed notes (2)	126.0	371.1	512.0	1,048.9	2,058.0
Bank credit facilities (3)	98.3	2,316.7	—	—	2,415.0

(1)	These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swap.

(2)	These amounts include the notional principal and interest payments pursuant to the related CCS and foreign exchange swap, which fix the amounts due in Canadian dollars.

(3)
These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2017. The current maturity date of the Company's facilities is June 10, 2020. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.

The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2016 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	647.2	—	—	—	647.2
Dividends payable	16.3	—	—	—	16.3
Derivative liabilities (1)	55.9	1.9	—	—	57.8
Senior guaranteed notes (2)	148.0	272.9	466.4	1,319.2	2,206.5
Bank credit facilities (3)	62.8	1,762.7	—	—	1,825.5

(1)	These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swap.

(2)	These amounts include the notional principal and interest payments pursuant to the related CCS and foreign exchange swap, which fix the amounts due in Canadian dollars.

(3)	These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2016.
Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company manages its liquidity risk through managing its capital structure and continuously monitoring forecast cash flows and available credit under existing banking arrangements as well as other potential sources of capital.
At December 31, 2017, the Company had available unused borrowing capacity on bank credit facilities of approximately $1.47 billion, including $7.5 million letters of credit drawn on the facility, and cash of $62.4 million.

c)	Derivative Contracts
The Company enters into fixed price oil, gas, power, interest rate, cross currency, foreign exchange and crude oil differential contracts to manage its exposure to fluctuations in the price of crude oil, gas, power, foreign exchange and interest on debt.
The following is a summary of the derivative contracts in place as at December 31, 2017:

Financial WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
		Swap	Three-way Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Average Sold Put Price ($/bbl)
2018	41,767	72.11	75.63	68.40	59.63
2019 January - June	5,729	70.57	70.51	62.23	54.00

(1)	The volumes and prices reported are the weighted average volumes and prices for the period.

Financial WTI Crude Oil Derivative Contracts – US Dollar (1)
		Three-way Collar
Term	Volume (bbls/d)	Average Sold Call Price (US$/bbl)	Average Bought Put Price (US$/bbl)	Average Sold Put Price (US$/bbl)
2018	14,000	55.80	49.66	43.00
2019 January - June	8,972	56.01	49.89	43.00

(1)	The volumes and prices reported are the weighted average volumes and prices for the period.

Financial AECO Natural Gas Derivative Contracts – Canadian Dollar (1)	Average Volume (GJ/d)	Average Swap Price ($/GJ)
Term
2018	33,973	2.83
2019	19,948	2.71

(1)	The volumes and prices reported are the weighted average volumes and prices for the period.

Financial Interest Rate Derivative Contracts – Canadian Dollar		Notional Principal ($ millions)	Fixed Rate (%)
Term	Contract
January 2018 - September 2018	Swap	50.0	0.90
January 2018 - September 2018	Swap	50.0	0.87
January 2018 - August 2020	Swap	50.0	1.16
January 2018 - August 2020	Swap	50.0	1.16
January 2018 - August 2020	Swap	100.0	1.15
January 2018 - September 2020	Swap	50.0	1.14
January 2018 - September 2020	Swap	50.0	1.11

Financial Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2018	Swap	200.0	3.42	252.8	3.12
January 2018	Swap	200.0	3.42	253.0	3.12
January 2018	Swap	100.0	3.42	126.4	3.11
January 2018	Swap	250.0	3.45	319.3	3.00
January 2018	Swap	250.0	3.45	319.3	2.99
January 2018	Swap	95.0	3.45	121.2	3.00
January 2018	Swap	100.0	3.45	127.6	3.03
January 2018	Swap	140.0	3.45	178.9	2.99
January 2018	Swap	295.0	3.58	379.4	2.68
January 2018	Swap	100.0	3.58	128.6	2.77
January 2018 - April 2018	Swap	31.0	4.58	29.9	5.32
January 2018 - June 2018	Swap	20.0	2.65	20.4	3.52
January 2018 - May 2019	Swap	68.0	3.39	66.7	4.53
January 2018 - March 2020	Swap	155.0	6.03	158.3	6.45
January 2018 - April 2021	Swap	82.0	5.13	79.0	5.83
January 2018 - June 2021	Swap	52.5	3.29	56.3	3.59
January 2018 - May 2022	Swap	170.0	4.00	166.9	5.03
January 2018 - June 2023	Swap	270.0	3.78	274.7	4.32
January 2018 - June 2024	Swap	257.5	3.75	276.4	4.03
January 2018 - April 2025	Swap	230.0	4.08	291.1	4.13
January 2018 - April 2027	Swap	20.0	4.18	25.3	4.25

Financial Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Notional Principal (US$ millions)	Pay Notional Principal (Cdn$ millions)
May 2022	Swap	30.0	32.2